Finance and operating leases - Supplemental balance sheet information (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Net book value of property, plant and equipment under finance leases	$ 100,124	$ 115,941
Weighted-average remaining lease term (in years):
Finance leases	2 years 6 months	3 years
Operating leases	8 years 3 months 18 days	8 years 1 month 6 days
Weighted-average discount rate:
Finance leases	3.22%	3.66%
Operating leases	4.68%	4.72%